Accounts Payable	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable

19. Accounts payable

Accounts consist of the following (in USD thousands):

	December 31, 2021	December 31, 2020
Trade payables	2,337	1,281
Employee related payables	3,509	3,232
VAT and sales taxes	891	1,394
Total	$6,737	$5,907